Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the six-months ended June 30, 2019 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2019	$385,849
Foreign currency translation adjustments	(46)
Goodwill as of June 30, 2019	$385,803

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	June 30, 2019			December 31, 2018
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,100	$(244,256)	$54,844	$299,100	$(236,375)	$62,725
Patents	11,022	(6,193)	4,829	10,127	(5,752)	4,375
Trademarks and trade names	26,239	(19,650)	6,589	26,212	(19,067)	7,145
Customer relationships	102,984	(73,473)	29,511	102,984	(70,353)	32,631
Capitalized software development costs	19,541	(19,313)	228	19,540	(19,142)	398
	$458,886	$(362,885)	$96,001	$457,963	$(350,689)	$107,274

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of June 30, 2019, the estimated amortization expense relating to intangible assets for each of the following periods was as follows:

Remaining 6 months of 2019	$12,128
2020	23,983
2021	23,823
2022	23,730
Thereafter	12,337
Total	96,001